Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 356,499	$ 146,864
Trade and other receivables	155,522	152,567
Inventories	141,682	112,464
Prepaid expenses	8,995	3,992
Other financial assets	2,841	3,397
Taxes receivable	3	17,319
Total Current assets	665,542	436,603
Receivables	32,459	32,648
Inventories	5,809	4,537
Other financial assets	22,461	30,848
Intangible assets - computer software	5,575	6,614
Property, plant and equipment	3,880,894	3,865,823
Deferred tax assets	35,989	79,483
Total Assets	4,648,729	4,456,556
Current liabilities
Trade and other payables	199,117	169,662
Taxes payable	10,794	4,419
Other liabilities	51,962	42,207
Other financial liabilities	26,760	13,495
Finance lease obligations	18,327	3,172
Long-term debt	0	16,490
Deferred revenue	49,907	65,619
Total Current liabilities	356,867	315,064
Other financial liabilities	20,801	28,343
Finance lease obligations	66,246	9,760
Long-term debt	979,575	1,215,674
Deferred revenue	448,137	472,233
Provisions	200,138	179,702
Pension obligations	22,221	28,379
Other employee benefits	108,397	89,273
Deferred tax liabilities	302,092	354,916
Total liabilities	2,504,474	2,693,344
Equity
Share capital	1,777,409	1,588,319
Reserves	(10,300)	(42,040)
Retained earnings	377,146	216,933
Total equity	2,144,255	1,763,212
Total liabilities and equity	$ 4,648,729	$ 4,456,556